GENERAL (Tables)	6 Months Ended
Jun. 30, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of the Discontinued Operations
The results of the discontinued operations, including prior periods’ comparable results, assets and liabilities, which have been retroactively included in discontinued operations as separate line items in the statements of comprehensive loss and balance sheets, are presented below:

	Six months ended June 30,
	2017	2016

Revenues	$2,741	$4,227
Cost of revenues	2,167	2,904
Operating expenses	2,256	2,148
Operating loss	1,682	825

Financial expenses, net	1	-
Net loss	$1,683	$825

	June 30	December 31
	2017	2016

Cash and cash equivalents	$445	$1,570
Short-term bank deposits	-	78
Trade receivables	2,018	2,520
Other accounts receivable and prepaid expenses	68	78
Property and equipment, net	779	1,817

Total assets of discontinued operations	$3,310	$6,063

Trade payables	515	702
Accrued expenses and other liabilities	143	172

Total liabilities of discontinued operations	$658	$874